Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basic Earnings per Share
(a)	Basic earnings per share for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In won and No. of shares)
	2015		2016	2017
Profit attributable to owners of the Controlling Company	~~W~~	966,553,061,333	906,714,278,688	1,802,756,119,275
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Earnings per share	~~W~~	2,701	2,534	5,038